UNPAID CLAIM AND CLAIM EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedules of Liability for Unpaid Claims and Claims Adjustment Expense
The liability for unpaid claims and claim expenses as of December 31, 2020 and 2019 is as follows:
Liability for Unpaid Claims and Claim Expenses

	December 31,
	2020	2019
	(in millions)
Group Employee Benefits	$50.4	$37.1

Gross Balance at January 1,	$37.1	$31.3
Less Reinsurance	16.3	10.9
Net Balance at January 1,	$20.8	$20.4

Incurred Claims (net) Related to:
Current Year	$82.0	$51.4
Prior Year	(5.6)	(10.7)
Total Incurred	$76.4	$40.7

Paid Claims (net) Related to:
Current Year	$56.6	$32.8
Prior Year	10.2	7.3
Total Paid	$66.8	$40.1

Net Balance at December 31,	$30.5	$20.8
Add Reinsurance	19.9	16.3
Gross Balance at December 31,	$50.4	$37.1
The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$27.2	$17.6
Subtract Cumulative LTD Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of LTD Discounting, net of reinsurance	(2.7)	(1.8)
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3
Other short-duration contracts, net of reinsurance	12.9	8.5
Total liabilities for unpaid claim and claim expense, net of reinsurance	$30.5	$20.8

Reinsurance Recoverable on unpaid claims
Long-term disability	$18.2	$14.2
Other short-duration contracts	1.7	2.1
Total Reinsurance Recoverable	$19.9	$16.3

Total liability for unpaid claim and claim expense	$50.4	$37.1

Long-Term Disability Development Tables
The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for EFLOA's long-term disability business:

	2020	2019	2018	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1.8	$2.0	$2.5	$—	119
2018	5.2	5.2	7.4		218
2019	6.6	10.4			278
2020	13.6			4.3	254
Cumulative LTD Incurred Claims	$27.2	$17.6	$9.9	$4.3
The table below presents incurred claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for EFLOA's long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2.0	$2.5	$3.1	$—	108
2018	5.2	7.4	—	—	183
2019	10.4	—	—	3.8	170
Cumulative LTD Incurred Claims	$17.6	$9.9	$3.1	$3.8